Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The SEC has adopted rules requiring disclosure of the relationship between executive compensation and financial performance. Consistent with these rules, the Corporation (“CZNC”) is disclosing the information presented in this “Pay Versus Performance” section. The Corporation’s process for evaluating executive compensation is described in the Compensation Discussion and Analysis section of this proxy statement.

The following table sets forth summary information concerning executive compensation for each of the last four years.

For the Years Ended December 31, 2023, 2022, 2021 and 2020

					Value of Initial Fixed $100 Investment on 12/31/2019 Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Core Return on Average Equity
2023	1,225,587	1,219,593	478,533	469,811	97.39	106.87	24,148,000	10.35%
2022	1,088,120	915,313	463,238	404,421	93.91	110.67	26,618,000	10.20%
2021	1,109,193	1,203,089	475,533	514,543	102.47	132.19	30,554,000	10.27%
2020	1,045,911	952,598	488,880	437,791	74.23	92.50	19,222,000	9.85%

Mr. Scovill, the CEO, was the PEO in each of the four years presented in the table above. The non-PEO named executive officers included in table above are the same individuals listed for each year in the Summary Compensation Table.

The index values shown in the table above are market-weighted dividend-reinvestment numbers, which measure the total return for investing $100.00 four years ago. The Peer Group Total Shareholder Return amounts are determined based on the NASDAQ Bank Index.

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2023	1,225,587	-	132,301	127,088	(4,102)	3,321	-	1,219,593
	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
	2020	1,045,911	-	196,638	175,723	(52,243)	(1,905)	18,250	952,598
AVERAGE OF	2023	478,533	4,252	49,531	47,580	(1,448)	(1,071)	-	469,811
	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
NON-PEO	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543
NEOs	2020	488,880	14,535	76,024	67,939	(20,526)	(738)	7,204	437,791

Notes:

1.	There was no pension service cost or prior service cost in the years included in the table.

2.	There were no stock awards that were granted and vested in the same year.

3.	There were no modifications to stock-based awards during the years included in the table.

4.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.

5.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

The Corporation has selected Core Return on Average Equity (Core ROAE) as its “Company-Selected Measure,” meaning the most important measure the Corporation used in linking compensation actually paid in 2023 to company performance. The Corporation’s calculations of Core ROAE reflect adjustments to earnings determined based on U.S. GAAP to eliminate amounts identified as “extraordinary occurrences” as described in the 2023 Annual Incentive Plan Award document. Reconciliation of the Corporation’s earnings under U.S. GAAP to the non-GAAP earnings amount included in Core ROAE for each year included in the Pay Versus Performance table is presented in the following table. Income tax has been allocated based on a marginal income tax rate of 21%, adjusted for the nondeductible portion of merger expenses.

	Year Ended December 31, 2023				Year Ended December 31, 2022
	Income			Diluted	Income			Diluted
	Before			Earnings	Before			Earnings
	Income	Income		per	Income	Income		per
	Tax	Tax	Net	Common	Tax	Tax	Net	Common
(Dollars In Thousands, Except Per Share Data)	Provision	Provision	Income	Share	Provision	Provision	Income	Share
Earnings Under U.S. GAAP	$30,483	$6,335	$24,148	$1.57	$32,350	$5,732	$26,618	$1.71
Add: Amortization of Core Deposit Intangibles	408	86	322		439	92	347
Net Realized Losses (Gains) on Available-for-Sale Debt Securities	3,036	638	2,398		(20)	(4)	(16)
Net (Gain) Loss on Marketable Equity Security	(12)	(3)	(9)		112	24	88
Tax charge on surrender of BOLI	0	(950)	950		0	0	0
Enhancement Fee Related to Purchase of BOLI	(2,100)	0	(2,100)		0	0	0
Adjusted Earnings (Non-U.S. GAAP)	$31,815	$6,106	$25,709	$1.67	$32,881	$5,844	$27,037	$1.73
Average Equity			$248,494				$265,093
Core Return on Average Equity			10.35%				10.20%

	Year Ended December 31, 2021				Year Ended December 31, 2020
	Income			Diluted	Income			Diluted
	Before			Earnings	Before			Earnings
	Income	Income		per	Income	Income		per
	Tax	Tax	Net	Common	Tax	Tax	Net	Common
(Dollars In Thousands, Except Per Share Data)	Provision	Provision	Income	Share	Provision	Provision	Income	Share
Earnings Under U.S. GAAP	$37,687	$7,133	$30,554	$1.92	$23,212	$3,990	$19,222	$1.30
Add: Merger-Related Expenses	0	0	0		7,708	1,574	6,134
Add: Loss on Prepayment of Borrowings	0	0	0		1,636	344	1,292
Add: Amortization of Core Deposit Intangibles	535	112	423		540	113	427
Less: Gain on Sale of Land	(46)	(10)	(36)		0	0	0
Net Realized Gains on Available-for-Sale Debt Securities	(24)	(5)	(19)		(169)	(35)	(134)
Net Loss on Marketable Equity Security	29	6	23		(21)	(4)	(17)
Adjusted Earnings (Non-U.S. GAAP)	$38,181	$7,236	$30,945	$1.95	$32,906	$5,982	$26,924	$1.81
Average Equity			$301,226				$273,351
Core Return on Average Equity			10.27%				9.85%

Company Selected Measure Name	Core Return on Average Equity
Named Executive Officers, Footnote

Mr. Scovill, the CEO, was the PEO in each of the four years presented in the table above. The non-PEO named executive officers included in table above are the same individuals listed for each year in the Summary Compensation Table.

PEO Total Compensation Amount	$ 1,225,587	$ 1,088,120	$ 1,109,193	$ 1,045,911
PEO Actually Paid Compensation Amount	$ 1,219,593	915,313	1,203,089	952,598
Adjustment To PEO Compensation, Footnote

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2023	1,225,587	-	132,301	127,088	(4,102)	3,321	-	1,219,593
	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
	2020	1,045,911	-	196,638	175,723	(52,243)	(1,905)	18,250	952,598
AVERAGE OF	2023	478,533	4,252	49,531	47,580	(1,448)	(1,071)	-	469,811
	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
NON-PEO	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543
NEOs	2020	488,880	14,535	76,024	67,939	(20,526)	(738)	7,204	437,791

Notes:

1.	There was no pension service cost or prior service cost in the years included in the table.
2.	There were no stock awards that were granted and vested in the same year.
3.	There were no modifications to stock-based awards during the years included in the table.
4.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.
5.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

Non-PEO NEO Average Total Compensation Amount	$ 478,533	463,238	475,533	488,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ 469,811	404,421	514,543	437,791
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2023	1,225,587	-	132,301	127,088	(4,102)	3,321	-	1,219,593
	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
	2020	1,045,911	-	196,638	175,723	(52,243)	(1,905)	18,250	952,598
AVERAGE OF	2023	478,533	4,252	49,531	47,580	(1,448)	(1,071)	-	469,811
	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
NON-PEO	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543
NEOs	2020	488,880	14,535	76,024	67,939	(20,526)	(738)	7,204	437,791

Notes:

1.	There was no pension service cost or prior service cost in the years included in the table.
2.	There were no stock awards that were granted and vested in the same year.
3.	There were no modifications to stock-based awards during the years included in the table.
4.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.
5.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

A list of performance measures the Corporation considers the most important inputs for linking executive compensation with financial performance is as follows:

1.	Core Return on Average Equity (as described above)

2.	Core Return on Average Assets

3.	Growth in Average Deposits, Excluding Brokered Deposits

4.	Total Revenue

5.	Efficiency Ratio

6.	Total Wealth Management Revenue

Each of these performance measures is described in detail in the Compensation Discussion and Analysis section.

Total Shareholder Return Amount	$ 97.39	93.91	102.47	74.23
Peer Group Total Shareholder Return Amount	106.87	110.67	132.19	92.5
Net Income (Loss)	$ 24,148,000	$ 26,618,000	$ 30,554,000	$ 19,222,000
Company Selected Measure Amount	10.35	10.2	10.27	9.85
PEO Name	Mr. Scovill
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 30,483,000	$ 32,350,000	$ 37,687,000	$ 23,212,000
Income Tax Expense (Benefit)	$ 6,335,000	$ 5,732,000	$ 7,133,000	$ 3,990,000
Earnings Per Share, Diluted | $ / shares	$ 1.57	$ 1.71	$ 1.92	$ 1.3
Amortization of Intangible Assets	$ 408,000	$ 439,000	$ 535,000	$ 540,000
Amortization Of Intangible Assets, Tax	86,000	92,000	112,000	113,000
Amortization Of Intangible Assets, After Tax	322,000	347,000	423,000	427,000
Gain (Loss) on Disposition of Property Plant Equipment	3,036,000	(20,000)	(46,000)	0
Gain (Loss) On Disposition Of Property Plant Equipment, Tax	638,000	(4,000)	(10,000)	0
Gain (Loss) On Disposition Of Property Plant Equipment, After Tax	2,398,000	(16,000)	(36,000)	0
Equity Securities, FV-NI, Unrealized Gain (Loss)	(12,000)	112	29,000	(21,000)
Equity Securities, Fv-Ni, Unrealized Gain (Loss), Tax	(3,000)	24	6,000	(4,000)
Equity Securities, Fv-Ni, Unrealized Gain (Loss), After Tax	(9,000)	88	23,000	(17,000)
Bank Owned Life Insurance Income, Tax Charges	0	0
Bank Owned Life Insurance Income, Tax	(950,000)	0
Bank Owned Life Insurance Income, after Tax	950,000	0
Enhancement Fee Related to Purchase of Bank Owned Life Insurance, Before Tax	(2,100,000)	0
Enhancement Fee Related to Purchase of Bank Owned Life Insurance, Tax	0	0
Enhancement Fee Related to Purchase of Bank Owned Life Insurance, after Tax	(2,100,000)	0
Adjusted Earnings, Before Income Tax	31,815,000	32,881,000	38,181,000	32,906,000
Adjusted Earnings, Tax	6,106,000	5,844,000	7,236,000	5,982,000
Adjusted Earnings, After Income Tax	$ 25,709,000	$ 27,037,000	$ 30,945,000	$ 26,924,000
Adjusted Earnings Per Share, Diluted | $ / shares	$ 1.67	$ 1.73	$ 1.95	$ 1.81
Stockholders' Equity, Average Amount Outstanding	$ 248,494,000	$ 265,093,000	$ 301,226,000	$ 273,351,000
Business Combination, Acquisition Related Costs			0	7,708,000
Business Combination, Acquisition Related Costs, Tax			0	1,574,000
Business Combination, Acquisition Related Costs, After Tax			0	6,134,000
Loss On Prepayment Of Borrowings, Before Tax			0	1,636,000
Loss On Prepayment Of Borrowings, Tax			0	344,000
Loss On Prepayment Of Borrowings, After Tax			0	1,292,000
Debt Securities, Available-for-Sale, Gain (Loss)			(24,000)	(169,000)
Debt Securities, Available-For-Sale, Gain (Loss), Tax			(5,000)	(35,000)
Debt Securities, Available-For-Sale, Gain (Loss), After Tax			(19,000)	(134,000)
Measure:: 1
Pay vs Performance Disclosure
Name	1.Core Return on Average Equity (as described above)
Non-GAAP Measure Description

The Corporation has selected Core Return on Average Equity (Core ROAE) as its “Company-Selected Measure,” meaning the most important measure the Corporation used in linking compensation actually paid in 2023 to company performance. The Corporation’s calculations of Core ROAE reflect adjustments to earnings determined based on U.S. GAAP to eliminate amounts identified as “extraordinary occurrences” as described in the 2023 Annual Incentive Plan Award document. Reconciliation of the Corporation’s earnings under U.S. GAAP to the non-GAAP earnings amount included in Core ROAE for each year included in the Pay Versus Performance table is presented in the following table. Income tax has been allocated based on a marginal income tax rate of 21%, adjusted for the nondeductible portion of merger expenses.

	Year Ended December 31, 2023				Year Ended December 31, 2022
	Income			Diluted	Income			Diluted
	Before			Earnings	Before			Earnings
	Income	Income		per	Income	Income		per
	Tax	Tax	Net	Common	Tax	Tax	Net	Common
(Dollars In Thousands, Except Per Share Data)	Provision	Provision	Income	Share	Provision	Provision	Income	Share
Earnings Under U.S. GAAP	$30,483	$6,335	$24,148	$1.57	$32,350	$5,732	$26,618	$1.71
Add: Amortization of Core Deposit Intangibles	408	86	322		439	92	347
Net Realized Losses (Gains) on Available-for-Sale Debt Securities	3,036	638	2,398		(20)	(4)	(16)
Net (Gain) Loss on Marketable Equity Security	(12)	(3)	(9)		112	24	88
Tax charge on surrender of BOLI	0	(950)	950		0	0	0
Enhancement Fee Related to Purchase of BOLI	(2,100)	0	(2,100)		0	0	0
Adjusted Earnings (Non-U.S. GAAP)	$31,815	$6,106	$25,709	$1.67	$32,881	$5,844	$27,037	$1.73
Average Equity			$248,494				$265,093
Core Return on Average Equity			10.35%				10.20%

Year Ended December 31, 2021

	Year Ended December 31, 2020 Income Diluted Income Diluted Before Earnings Before Earnings Income Income per Income Income per Tax Tax Net Common Tax Tax Net Common (Dollars In Thousands, Except Per Share Data) Provision Provision Income Share Provision Provision Income Share Earnings Under U.S. GAAP $37,687 $7,133 $30,554 $1.92 $23,212 $3,990 $19,222 $1.30 Add: Merger-Related Expenses 0 0 0 7,708 1,574 6,134 Add: Loss on Prepayment of Borrowings 0 0 0 1,636 344 1,292 Add: Amortization of Core Deposit Intangibles 535 112 423 540 113 427 Less: Gain on Sale of Land (46) (10) (36) 0 0 0 Net Realized Gains on Available-for-Sale Debt Securities (24) (5) (19) (169) (35) (134) Net Loss on Marketable Equity Security 29 6 23 (21) (4) (17) Adjusted Earnings (Non-U.S. GAAP) $38,181 $7,236 $30,945 $1.95 $32,906 $5,982 $26,924 $1.81 Average Equity $301,226 $273,351
Measure:: 2
Pay vs Performance Disclosure
Name	2.Core Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	3.Growth in Average Deposits, Excluding Brokered Deposits
Measure:: 4
Pay vs Performance Disclosure
Name	4.Total Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	5.Efficiency Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	6.Total Wealth Management Revenue
PEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,301)	(224,429)	(213,754)	(196,638)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,088	170,879	278,883	175,723
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,102)	(21,457)	45,198	(52,243)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,321	(6,693)	9,222	(1,905)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(91,107)	(25,653)	(18,250)
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,252)			(14,535)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,531)	(85,869)	(65,315)	(76,024)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,580	65,197	85,217	67,939
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,448)	(8,644)	21,041	(20,526)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,071)	(3,198)	5,662	(738)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (26,303)	$ (7,594)	$ (7,204)